CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests
Equity at beginning of period at Dec. 31, 2021	$ 1,212,630	$ 950	$ 792,223	$ 413,335	$ (125,919)	$ 1,080,589	$ 132,041
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	2,554			(1,394)		(1,394)	3,948	$ 731
Dividends declared	(11,281)			(7,607)		(7,607)	(3,674)	(294)
Stock-based compensation	648		648			648
Other noncontrolling interest activity, net	(1,317)						(1,317)
Other redeemable noncontrolling interest activity, net	(810)		(810)			(810)		810
Other comprehensive income (loss), net of income tax	24,880				24,957	24,957	(77)	(74)
Equity at end of period at Mar. 31, 2022	1,227,304	950	792,061	404,334	(100,962)	1,096,383	130,921
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2021								32,776
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	2,554			(1,394)		(1,394)	3,948	731
Dividends declared	(11,281)			(7,607)		(7,607)	(3,674)	(294)
Other redeemable noncontrolling interest activity, net	(810)		(810)			(810)		810
Other comprehensive income (loss), net of income tax	24,880				24,957	24,957	(77)	(74)
Redeemable noncontrolling interest at end of period at Mar. 31, 2022								33,949
Equity at beginning of period at Dec. 31, 2022	1,286,674	949	795,063	469,249	(104,133)	1,161,128	125,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	20,058			14,159		14,159	5,899	351
Dividends declared	(9,583)			(7,690)		(7,690)	(1,893)	(277)
Stock-based compensation	1,330		1,330			1,330
Other noncontrolling interest activity, net	902		(863)			(863)	1,765
Other redeemable noncontrolling interest activity, net	(666)		(666)			(666)		666
Other comprehensive income (loss), net of income tax	5,413				3,222	3,222	2,191	(87)
Equity at end of period at Mar. 31, 2023	1,304,128	$ 949	794,864	475,718	(100,911)	1,170,620	133,508
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2022								32,311
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	20,058			14,159		14,159	5,899	351
Dividends declared	(9,583)			$ (7,690)		(7,690)	(1,893)	(277)
Other redeemable noncontrolling interest activity, net	(666)		$ (666)			(666)		666
Other comprehensive income (loss), net of income tax	$ 5,413				$ 3,222	$ 3,222	$ 2,191	(87)
Redeemable noncontrolling interest at end of period at Mar. 31, 2023								$ 32,964